Subsequent Events	6 Months Ended
Jun. 30, 2023
Proposed Merger Agreement [Abstract]
Subsequent Events

Note 7. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, except as disclosed below.

On July 31, 2023, the Company consummated the previously announced merger by and among the Company, a recently formed wholly-owned subsidiary of the Company (“Merger Sub”), and Serve Robotics Inc, a privately held Delaware corporation (“Serve”), pursuant to which Merger Sub would merge with and into Serve, with Serve continuing as the surviving entity (the “Merger”) and as the Company’s wholly-owned subsidiary, after which the Company would continue the business of Serve. The Merger occurred pursuant to that certain Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Serve, and Merger Sub.

Serve is an autonomous sidewalk delivery company. The company designs, develops and operates zero-emission robots that serve people in public spaces, starting with food delivery. Serve is headquartered in Redwood City, California.

Pursuant to the terms of the Merger Agreement, all outstanding equity interests of Serve converted into shares of our Common Stock, such that the holders of Serve equity before the Merger own a majority of the outstanding shares of our Common Stock after the Merger (before giving effect to a private placement offering of Common Stock by the Company that was consummated in connection with the Merger), resulting in a change of control of the Company.

Certain other information regarding the Merger and changes to the management and share ownership of the Company is set forth in the Current Report on Form 8-K filed by the Company with the SEC on August 4, 2023, as amended (the “Super 8-K”).

The foregoing description of the Merger Agreement and Common Stock private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement, which are filed with the SEC as exhibits to the Super 8-K.